Quarterly Holdings Report
for
Fidelity® Leveraged Company Stock Fund
October 31, 2024
LSF-NPRT1-1224
1.809078.121
Common Stocks - 99.4%
	Shares	Value ($)
CANADA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd	459,800	15,636,535
CHINA - 1.6%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
BYD Co Ltd H Shares	617,000	22,285,188
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	144,600	33,908,700
TOTAL CHINA		56,193,888
HONG KONG - 0.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Studio City International Holdings Ltd ADR (b)	1,090,629	6,863,001
Studio City International Holdings Ltd ADR (b)(c)	993,219	6,250,029

TOTAL HONG KONG		13,113,030
NETHERLANDS - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV depository receipt	29,600	19,907,480
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	221,300	42,166,502
UNITED KINGDOM - 1.2%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Flutter Entertainment PLC (United Kingdom) (b)	92,000	21,519,373
Industrials - 0.6%
Trading Companies & Distributors - 0.6%
Ashtead Group PLC	279,600	20,867,489
TOTAL UNITED KINGDOM		42,386,862
UNITED STATES - 94.1%
Communication Services - 8.2%
Entertainment - 1.5%
Netflix Inc (b)	70,500	53,300,115
Interactive Media & Services - 6.5%
Alphabet Inc Class A	122,400	20,943,864
Cars.com Inc (b)	711,100	11,370,489
Meta Platforms Inc Class A	305,300	173,282,174
Pinterest Inc Class A (b)	855,000	27,180,450
		232,776,977
Media - 0.2%
EchoStar Corp (d)(e)	320,970	8,043,508
Consumer Discretionary - 11.8%
Broadline Retail - 2.0%
Amazon.com Inc (b)	392,700	73,199,280
Hotels, Restaurants & Leisure - 3.8%
Airbnb Inc Class A (b)	170,200	22,941,258
Booking Holdings Inc	4,800	22,446,000
Boyd Gaming Corp	642,266	44,502,611
New Cotai LLC / New Cotai Capital Corp (b)(e)(f)	411,029	254,838
Red Rock Resorts Inc Class A	858,600	44,183,556
Viking Holdings Ltd	37,108	1,456,489
		135,784,752
Household Durables - 2.1%
DR Horton Inc	64,200	10,849,800
PulteGroup Inc	105,900	13,717,227
TopBuild Corp (b)	142,400	50,321,312
		74,888,339
Specialty Retail - 2.6%
Dick's Sporting Goods Inc	248,200	48,585,150
Valvoline Inc (b)	446,600	17,989,048
Williams-Sonoma Inc	193,508	25,955,228
		92,529,426
Textiles, Apparel & Luxury Goods - 1.3%
Crocs Inc (b)	426,700	46,006,794
TOTAL CONSUMER DISCRETIONARY		422,408,591

Consumer Staples - 2.3%
Beverages - 0.2%
Celsius Holdings Inc (b)(g)	286,500	8,617,920
Consumer Staples Distribution & Retail - 1.7%
Performance Food Group Co (b)	116,400	9,457,500
US Foods Holding Corp (b)	797,000	49,135,050
		58,592,550
Personal Care Products - 0.4%
elf Beauty Inc (b)	142,900	15,040,225
TOTAL CONSUMER STAPLES		82,250,695

Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp (b)	426,500	11,037,820
Cheniere Energy Inc	202,422	38,739,522
Diamondback Energy Inc	107,900	19,073,483
		68,850,825
Financials - 15.6%
Capital Markets - 3.2%
Ares Management Corp Class A	196,700	32,982,656
Blue Owl Capital Inc Class A (g)	1,478,000	33,048,080
Coinbase Global Inc Class A (b)	92,900	16,652,325
Moody's Corp	73,200	33,235,728
		115,918,789
Consumer Finance - 1.4%
OneMain Holdings Inc	1,005,000	49,918,350
Financial Services - 7.8%
Apollo Global Management Inc	850,900	121,899,934
Block Inc Class A (b)	484,100	35,010,112
Fiserv Inc (b)	219,600	43,458,840
Mastercard Inc Class A	61,000	30,474,990
Visa Inc Class A	148,700	43,100,695
		273,944,571
Insurance - 3.2%
Arthur J Gallagher & Co	412,500	115,995,000
TOTAL FINANCIALS		555,776,710

Health Care - 2.0%
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp (b)	561,100	47,143,622
Health Care Providers & Services - 0.7%
DaVita Inc (b)	14,400	2,013,264
Tenet Healthcare Corp (b)	143,709	22,277,769
		24,291,033
TOTAL HEALTH CARE		71,434,655

Industrials - 18.1%
Aerospace & Defense - 0.8%
TransDigm Group Inc	22,200	28,911,060
Building Products - 4.3%
Builders FirstSource Inc (b)	166,503	28,538,614
Carlisle Cos Inc	103,600	43,743,028
Fortune Brands Innovations Inc	494,500	41,206,685
Trane Technologies PLC	106,400	39,385,024
		152,873,351
Construction & Engineering - 4.1%
Comfort Systems USA Inc	189,200	73,984,768
EMCOR Group Inc	81,200	36,220,884
WillScot Holdings Corp (b)	1,043,200	34,571,648
		144,777,300
Electrical Equipment - 4.7%
Eaton Corp PLC	154,000	51,063,320
NEXTracker Inc Class A (b)	150,800	6,004,856
nVent Electric PLC	515,700	38,455,749
Vertiv Holdings Co Class A	663,800	72,546,703
		168,070,628
Ground Transportation - 0.7%
Uber Technologies Inc (b)	383,800	27,652,790
Machinery - 2.1%
Allison Transmission Holdings Inc	25,200	2,692,872
Parker-Hannifin Corp	111,300	70,571,991
		73,264,863
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	1,493	23,500
Passenger Airlines - 0.2%
Delta Air Lines Inc	157,300	9,000,706
Trading Companies & Distributors - 1.2%
Core & Main Inc Class A (b)	318,900	14,120,892
FTAI Aviation Ltd	206,400	27,748,416
		41,869,308
TOTAL INDUSTRIALS		646,443,506

Information Technology - 22.5%
Communications Equipment - 1.2%
Arista Networks Inc (b)	113,200	43,745,008
Semiconductors & Semiconductor Equipment - 13.1%
Broadcom Inc	292,000	49,572,840
KLA Corp	21,100	14,057,453
Lam Research Corp	471,000	35,018,850
Marvell Technology Inc	422,900	33,878,519
Microchip Technology Inc	174,910	12,833,147
Micron Technology Inc	313,500	31,240,275
MKS Instruments Inc	282,900	28,100,457
NVIDIA Corp	1,423,000	188,917,481
ON Semiconductor Corp (b)	989,496	69,749,573
		463,368,595
Software - 7.3%
Adobe Inc (b)	58,800	28,111,104
Gen Digital Inc	374,200	10,892,962
Microsoft Corp	217,600	88,421,760
Monday.com Ltd (b)(g)	185,700	54,571,659
Oracle Corp	284,400	47,733,696
Palo Alto Networks Inc (b)	25,289	9,112,385
Salesforce Inc	80,500	23,455,285
		262,298,851
Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies Inc Class C	249,800	30,882,774
TOTAL INFORMATION TECHNOLOGY		800,295,228

Materials - 4.3%
Chemicals - 0.6%
Chemours Co/The	817,428	14,844,492
Westlake Corp	43,300	5,713,002
		20,557,494
Construction Materials - 2.3%
Eagle Materials Inc	197,000	56,235,620
Martin Marietta Materials Inc	45,900	27,188,406
		83,424,026
Containers & Packaging - 0.6%
Graphic Packaging Holding CO	782,400	22,110,624
Metals & Mining - 0.8%
ATI Inc (b)	508,400	26,797,764
TOTAL MATERIALS		152,889,908

Utilities - 7.4%
Electric Utilities - 3.6%
Constellation Energy Corp	323,600	85,093,856
PG&E Corp	2,130,358	43,075,839
		128,169,695
Independent Power and Renewable Electricity Producers - 3.8%
Vistra Corp	1,098,400	137,256,064
TOTAL UTILITIES		265,425,759

TOTAL UNITED STATES		3,359,896,477
TOTAL COMMON STOCKS (Cost $2,306,743,412)		3,549,300,774

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (f) (Cost $519,101)	529,723	1,042,496

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.87	35,765,324	35,772,477
Fidelity Securities Lending Cash Central Fund (h)(i)	4.87	49,857,939	49,862,925
TOTAL MONEY MARKET FUNDS (Cost $85,635,402)			85,635,402

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $2,392,897,915)	3,635,978,672
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(63,768,258)
NET ASSETS - 100.0%	3,572,210,414

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,250,029 or 0.1% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,298,346 or 0.2% of net assets.

(f)	Level 3 security
(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	8,999,999

New Cotai LLC / New Cotai Capital Corp	9/11/20	2,036,135

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	17,797,476	108,403,421	90,428,420	154,170	343	(343)	35,772,477	0.1%
Fidelity Securities Lending Cash Central Fund	-	199,534,690	149,671,765	3,984	-	-	49,862,925	0.2%
Total	17,797,476	307,938,111	240,100,185	158,154	343	(343)	85,635,402

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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